Stockholders' Equity - Components of AOCI (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax
Stockholders equity	$ 1,277,179	$ 1,785,318	$ 1,664,145	$ 1,631,919
Defined benefit and other postretirement plans
Accumulated Other Comprehensive Income (Loss), Net of Tax
Stockholders equity	5,278	3,568
Tax
Tax related to AOCI	1,649	994
Net gain (loss) from hedging activities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Stockholders equity	(660)	(1,838)
Tax
Tax related to AOCI	549	604
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax
Stockholders equity	(19,883)	(17,078)
Tax
Tax related to AOCI	1,223	7,474
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax
Stockholders equity	$ (15,265)	$ (15,348)	$ (39,104)	$ 4,311